UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 2006

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings
                                           entries.
Institutional Investment Manager Filing    this Report:

Name:      Towle & Co.
          ---------------------------------------------------------------------
Address:   12855 Flushing Meadow Drive
          ---------------------------------------------------------------------
           St. Louis, MO 63131
          ---------------------------------------------------------------------

          ---------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Lewis, CFA
        -------------------------------
Title:   Director of Research
        -------------------------------
Phone:   314-822-0204
        -------------------------------

Signature, Place, and Date of Signing:

 Peter J. Lewis                   St. Louis, MO                 04/18/06
---------------------           -------------------           -------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

Form 13F File Number        Name

28-
   ---------------          -------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None
                                          -------------------------------------

Form 13F Information Table Entry Total:    58
                                          -------------------------------------

Form 13F Information Table Value Total:  $253,463
                                          -------------------------------------
                                         (thousands)

List of Other Included Managers: None

       No.        Form 13F File Number              Name

                  28-
       ------        -----------------              ---------------------------

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -------
Activcard Corp                 Common Stock     00506P103      587  140000 SH       Sole    None     140000      -       -
Alliance Semiconductor Corp    Common Stock     01877H100      208   75000 SH       Sole    None      75000      -       -
Amerada Hess Corp              Common Stock     023551104     7375   51790 SH       Sole    None       7750      -   44040
AmeriServ Financial Inc        Common Stock     03074A102     3967  793459 SH       Sole    None     129600      -  663859
Arkansas Best Corp             Common Stock     040790107     4697  120072 SH       Sole    None      17350      -  102722
ArvinMeritor Inc               Common Stock     043353101     6732  451509 SH       Sole    None      68100      -  383409
Baytex Energy Trust            Foreign Unit     073176109      695   40000 SH       Sole    None      40000      -       -
Beazer Homes USA Inc           Common Stock     07556Q105    14987  228109 SH       Sole    None      35000      -  193109
Blair Corp                     Common Stock     092828102     2404   58050 SH       Sole    None       8218      -   49832
Bombay Company Inc.            Common Stock     097924104      627  190000 SH       Sole    None     190000      -       -
Chiquita Brands Intl Inc       Common Stock     170032809     5144  306710 SH       Sole    None      45400      -  261310
CNA Financial Corp             Common Stock     126117100     5738  180200 SH       Sole    None      26900      -  153300
Covenant Transport Inc         Common Stock     22284P105     4560  312300 SH       Sole    None      47800      -  264500
Delta Woodside Industries      Common Stock     247909203      178  809073 SH       Sole    None     138175      -  670898
Envoy Communications           Common Stock     293986303      456  300000 SH       Sole    None     300000      -       -
Flexsteel Industries Inc       Common Stock     339382103     3917  283873 SH       Sole    None      42085      -  241788
Ford Motor Co                  Common Stock     345370860     3691  463690 SH       Sole    None      69300      -  394390
Furniture Brands Intl Inc      Common Stock     360921100     5659  230900 SH       Sole    None      33200      -  197700
General Motors Corp            Common Stock     370442105     2207  103775 SH       Sole    None      16100      -   87675
Hanover Insurance Group Inc    Common Stock     410867105     5517  105250 SH       Sole    None      16000      -   89250
Infocus Corporation            Common Stock     45665B106      784  165000 SH       Sole    None     165000      -       -
Insteel Industries Inc         Common Stock     45774W108    11282  198698 SH       Sole    None      29800      -  168898
Integrated Silicon Solutions   Common Stock     45812P107      465   70000 SH       Sole    None      70000      -       -
Interlink Electron             Common Stock     458751104      375  122675 SH       Sole    None     122675      -       -
Jo-Ann Stores                  Common Stock     47758P307     4551  338100 SH       Sole    None      50400      -  287700
Kellwood Co                    Common Stock     488044108     5751  183200 SH       Sole    None      27800      -  155400
Korea Electric Power Corp      Sponsored ADR    500631106     8679  401800 SH       Sole    None      61000      -  340800
L B Foster Co                  Common Stock     350060109    12072  621320 SH       Sole    None     113300      -  508020
LandAmerica Financial Group    Common Stock     514936103     7705  113555 SH       Sole    None      17550      -   96005
Lear Corp                      Common Stock     521865105     5523  311500 SH       Sole    None      46100      -  265400
M/I Homes Inc                  Common Stock     55305B101    11347  241430 SH       Sole    None      35750      -  205680
Max Worldwide, Inc             Common Stock     577940109       65  155000 SH       Sole    None     155000      -       -
Motive, Inc.                   Common Stock     61980V107      585  150000 SH       Sole    None     150000      -       -
Natuzzi S.p.A.                 Sponsored ADR    63905A101     1709  234100 SH       Sole    None      33700      -  200400
Navistar International Corp    Common Stock     63934E108     4760  172600 SH       Sole    None      25400      -  147200
Orange 21, Inc.                Common Stock     685317109      579  130000 SH       Sole    None     130000      -       -
Peak International Ltd         Common Stock     G69586108      496  179600 SH       Sole    None     179600      -       -
PMA Capital Corp               Common Stock     693419202     6161  605159 SH       Sole    None      92843      -  512316
Proliance International Inc    Common Stock     74340R104     5077  923160 SH       Sole    None     140300      -  782860
Quaker Fabric Corp             Common Stock     747399103     1661 1230326 SH       Sole    None     185994      - 1044332
Quanta Capital Holdings Ltd    Common Stock     G7313F106     2716  905200 SH       Sole    None     135700      -  769500
Russell Corporation            Common Stock     782352108     4277  309900 SH       Sole    None      42200      -  267700
Ryerson Inc                    Common Stock     78375P107    15481  578514 SH       Sole    None      87100      -  491414
Sanmina-SCI Corp               Common Stock     800907107     4274 1042400 SH       Sole    None     153900      -  888500
Sea Containers Ltd             Common Stock     811371707     3146  436400 SH       Sole    None      68300      -  368100
Selectica, Inc                 Common Stock     816288104      441  150000 SH       Sole    None     150000      -       -
Sipex Corp                     Common Stock     829909100      416  140000 SH       Sole    None     140000      -       -
Spansion Inc                   Common Stock     84649R101      666   45000 SH       Sole    None      45000      -       -
Spartan Stores Inc             Common Stock     846822104    12196  956563 SH       Sole    None     142986      -  813577
Tecumseh Products Co           Common Stock     878895200     4106  167370 SH       Sole    None      25050      -  142320
Tesoro Corp                    Common Stock     881609101    12787  187106 SH       Sole    None      27600      -  159506
Unifi Inc                      Common Stock     904677101     4226 1265330 SH       Sole    None     186200      - 1079130
UTStarcom Inc                  Common Stock     918076100     4374  695315 SH       Sole    None     172200      -  523115
Valero Energy Corp             Common Stock     91913Y100     7251  121300 SH       Sole    None      18300      -  103000
Virco Mfg Corp                 Common Stock     927651109     2653  505412 SH       Sole    None      74060      -  431352
Watchguard Tech                Common Stock     941105108      740  145000 SH       Sole    None     145000      -       -
YRC Worldwide Inc              Common Stock     984249102     4130  108500 SH       Sole    None      16000      -   92500
Zilog Inc                      Common Stock     989524301      614  200000 SH       Sole    None     200000      -       -